PL INTERNATIONAL VALUE FUND
PL International Value Fund
Investment Goal
This Fund seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL INTERNATIONAL VALUE FUND Class P
Management Fee		0.65%
Other Expenses		0.29%
Total Annual Fund Operating Expenses		0.94%
Less Expense Reimbursement	[1]	(0.14%)
Total Annual Fund Operating Expenses	[2]	0.80%
[1]	The investment adviser has contractually agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.
[2]	After Expense Reimbursement

Example
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PL INTERNATIONAL VALUE FUND Class P
1 year	82
3 years	271
5 years	492
10 years	1,128

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption (USD $)	PL INTERNATIONAL VALUE FUND Class P
1 year	82
3 years	271
5 years	492
10 years	1,128

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 65.56% of the average value of the Fund.
Principal Investment Strategies
This Fund invests primarily in a diversified portfolio of equity securities of relatively large non-U.S. companies that the sub-adviser believes to be undervalued. The market capitalizations of the portfolio holdings are generally those in the range of companies represented in the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index. As of March 31, 2013, the market capitalization range for the MSCI EAFE Index was approximately $422.50 million to $231.18 billion. Equity securities in which the Fund principally invests are common stocks. The Fund may invest in American Depositary Receipts (“ADRs”).

Under normal conditions, the Fund generally expects to invest in at least 10 different non-U.S. countries and in a range of 60 to 90 companies.

The Fund may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The sub-adviser may use currency forwards to gain or increase exposure to various currency markets, including for the purpose of managing the Fund’s currency exposures relative to its benchmark’s currency exposures.

The sub-adviser may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:
  Active Management Risk: There is no guarantee that a Manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve a Fund’s investment goal, which could have an adverse impact on such Fund’s performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Derivatives Risk: Derivatives may be riskier than other types of investments and may increase a Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in value or liquidity and may be difficult to sell or unwind. Derivatives are also subject to leverage risk and the risk of a counterparty being unable to perform its contractual obligations. The Fund may lose more money using derivatives than it would have lost if it had invested directly in the security or index on which the derivative is based. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose a Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact a Fund significantly.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tends to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default by, or bankruptcy of, the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, a Fund may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes a Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Fund’s principal amount invested. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and may affect performance of a Fund. Events in one market may adversely impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of a Fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Redemption Risk: Because the Fund may serve as an underlying fund of a “fund of funds” of the Trust and thus a significant percentage of its outstanding shares may be held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.
Calendar Year Total Returns (%)

Class P return for the period 1/1/13 through 6/30/13: 2.36% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 25.11%; Q4 2008: (23.60%)
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns PL INTERNATIONAL VALUE FUND	1 year	5 years	10 years	Inception Date
Class P	17.93%	(6.75%)	3.76%	Sep. 28, 2001
Class P (after taxes on distributions)	16.91%	(7.19%)	3.03%	Sep. 28, 2001
Class P (after taxes on distributions and sale of shares)	11.66%	(5.72%)	3.26%	Sep. 28, 2001
MSCI EAFE Index (reflects no deductions for fees or expenses)	17.32%	(3.69%)	8.21%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, other figures for the same period on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.